Marketable Securities And Short Term Investments	12 Months Ended
Dec. 31, 2012
Marketable Securities And Short Term Investments [Abstract]
Marketable Securities And Short Term Investments
Note 3 - Marketable Securities and short term investments
A.

	December 31	December 31
	2011	2012

Trading	$1,666	$213
Available for sale	17,098	12,672
Short term investments	-	1,339
	$18,764	$14,224

B.	The amortized cost , gross unrealized holding gains, gross unrealized holding losses, and fair value of available for sale by major security type and class of security are as follows:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding
	cost	gains	(losses)	Fair value
As of December 31, 2012
Available- for- sale:
Corporate debentures	$10,868	$163	$(17)	$11,014
Governmental debentures	1,607	51	-	1,658
	$12,475	$214	$(17)	$12,672

As of December 31, 2011
Available- for- sale:
Corporate debentures	$14,347	$83	$(191)	$14,239
Governmental debentures	2,847	20	(8)	2,859
	$17,194	$103	$(199)	$17,098

C.	Available-for-sale securities are classified as short-term marketable securities on the Company balance sheet.
As of December 31, 2012, the Company's Available-for-sale securities had the following maturity date:

Market Value
Within One year	$2,466
1 to 2 years	6,079
2 to 3 years	4,128
$12,672

D.
Proceeds from the sale of marketable securities available for sale were $10,159  in 2012 (2011- $12,161) ; gross realized gains included in interest and marketable securities income in 2012 were $92 (2011-gross realized gains of $61).

E.
Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and period that individual securities have been in a continuous unrealized loss position were as follows:

At December 31, 2012	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(17)	$2,918
	$(17)	$2,918

At December 31, 2011	Total (all less than 12 months)
	Unrealized
	losses	Fair value
Available for sale:
Corporate debentures	$(191)	$6,930
US Agency and other governmental
debentures- current	(8)	755
	$(199)	$7,685

The unrealized losses on investments in U.S goverment or goverment agencies and corporate debt securities were caused mainly by current market conditions. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Since the company does not plan to sell and is not likely to be required to sell the investments before the expected recovery of the amortization cost basis, these investments are not considered other than temporarily impaired.

F.
The Company also maintains a $213 portfolio of investment securities classified as trading (December 31, 2011 $1,666). Net realized gains on trading securities during the year ended December 31 2012 were $49 (Net unrealized gains (losses) for 2011 and 2010 ($174) and $187, respectively), and are included in interest and marketable securities income. Net unrealized gains on trading securities held at year end and included in interest and marketable securities income for 2012 were $10 (Net unrealized gains (losses) for 2011 and 2010 $18 and ($23), respectively).